UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7303
Global Growth Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Global Growth Portfolio	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value

Advertising — 4.1%
Havas Advertising	332,000	$1,834,634
WPP Group PLC	191,400	2,107,466
		$3,942,100

Aerospace and Defense — 2.8%
Precision Castparts Corp.	11,000	713,240
Thales SA	45,000	1,927,584
		$2,640,824

Automobiles — 1.8%
Toyota Motor Corp.	45,900	1,711,798
		$1,711,798

Broadcasting — 1.9%
Television Broadcasts, Ltd.	396,000	1,862,786
		$1,862,786

Building Materials — 0.4%
Eagle Materials, Inc.	5,000	391,850
		$391,850

Business Services — 6.4%
CheckFree Corp. (1)	18,400	681,720
Cognizant Technology Solutions Corp. (1)	22,000	838,860
PMI Group, Inc., (The)	13,000	535,340
Providian Financial Corp. (1)	33,000	529,650
Singapore Post, Ltd.	3,540,000	1,847,155
Sirva, Inc. (1)	34,700	690,530
Sotheby’s Holdings, Inc. (1)	57,000	893,760
ZipRealty, Inc. (1)	3,800	64,182
		$6,081,197

Chemicals — 3.2%
BASF AG	29,800	2,005,620
Kingboard Chemical Holdings, Ltd.	492,000	1,070,820
		$3,076,440

Commercial Banks — 2.6%
ABN AMRO Holdings NV	76,691	$1,883,057
Commerce Bancorp, Inc.	9,300	580,971
		$2,464,028

Commercial Services — 1.0%
Coinstar, Inc. (1)	38,000	988,760
		$988,760

Computer Services — 0.2%
Ness Technologies, Inc. (1)	11,903	161,286
		$161,286

Computers and Business Equipment — 5.4%
Apple Computer, Inc. (1)	5,000	335,250
Dell, Inc. (1)	6,000	243,120
PalmOne, Inc. (1)	24,314	851,963
Research in Motion, Ltd. (1)	24,800	2,206,456
Sindo Ricoh Co. (1) (2)	25,400	1,506,352
		$5,143,141

Containers and Packaging — 1.9%
Amcor, Ltd.	309,500	1,773,988
		$1,773,988

Distribution/Wholesale — 0.3%
Central European Distribution Corp. (1)	12,000	315,480
		$315,480

Diversified Telecommunication Services — 8.7%
CANTV ADR	10,000	226,400
Citizens Communications Co.	83,000	1,186,900
KT Corp. ADR	82,907	1,794,937
NII Holdings, Inc., Class B (1)	51,000	2,206,260
NTL, Inc. (1)	10,500	730,590
Philippine Long Distance Telephone Co. ADR (1)	8,000	196,160
Swisscom AG	5,150	2,020,703
		$8,361,950

Education — 1.6%
EVCI Career Colleges Holding Corp. (1)	43,800	401,602
ITT Educational Services, Inc. (1)	6,000	286,380
Laureate Education, Inc. (1)	20,500	807,495
		$1,495,477

Electrical Equipment — 1.8%
Fujikura, Ltd.	391,000	$1,752,855
		$1,752,855

Energy Services — 0.2%
Ormat Technologies, Inc. (1)	13,700	233,585
		$233,585

Financial Services — 3.0%
Calamos Asset Management, Inc. (1)	8,100	192,132
Capital One Financial Corp.	6,000	471,480
MarketAxess Holdings, Inc. (1)	4,900	96,040
Nomura Securities Co., Ltd.	148,500	2,068,559
Student Loan Corp., (The)	400	70,564
		$2,898,775

Gaming Equipment — 2.0%
WMS Industries, Inc. (1)	63,100	1,876,594
		$1,876,594

Generic Drugs — 2.0%
Taro Pharmaceutical Industries, Ltd. (1)	64,000	1,896,960
		$1,896,960

Hardware - Networking — 1.4%
Atheros Communications, Inc. (1)	87,000	973,530
RADWARE, Ltd. (1)	12,500	317,625
		$1,291,155

Health Care - Providers & Services — 0.5%
American Healthways, Inc. (1)	8,000	266,800
Odyssey Healthcare, Inc. (1)	13,000	173,550
		$440,350

Insurance — 3.4%
Prudential PLC	261,500	2,085,177
Radian Group, Inc.	22,000	1,127,500
		$3,212,677

Internet Services — 2.2%
Ariba, Inc. (1)	39,689	654,868
Ask Jeeves, Inc. (1)	16,763	433,156
PlanetOut, Inc. (1)	55,300	674,107
Shopping.com, Ltd. (1)	1,700	52,056
Tom Online, Inc. ADR (1)	18,000	264,960
		$2,079,147

IT Consulting & Services — 1.7%
Kanbay International, Inc.(1)	57,300	$1,646,229
		$1,646,229

Medical Products — 1.3%
Align Technology, Inc. (1)	46,000	486,220
Flamel Technologies S.A. ADR (1)	26,000	545,740
I-Flow Corp. (1)	11,227	230,490
		$1,262,450

Metal Processors & Fabricator — 0.5%
GrafTech International, Ltd. (1)	50,000	477,000
		$477,000

Mining — 1.4%
Bema Gold Corp. (1)	180,000	666,000
Gammon Lake Resources, Inc. (1)	20,000	124,200
Ivanhoe Mines, Ltd. (1)	74,000	527,620
		$1,317,820

Oil Companies - Exploration & Production — 4.7%
BP PLC	189,000	1,929,703
Halliburton Co.	6,000	248,100
Harvest Natural Resources, Inc. (1)	70,000	1,277,500
Input/Output, Inc. (1)	59,000	517,430
Plains Exploration & Production Co. (1)	15,000	420,450
Williams Co., Inc. (The)	8,000	133,360
		$4,526,543

Personal Products — 2.1%
Estee Lauder Cos., Inc. (The), Class A	6,500	283,660
Gillette Co. (The)	40,000	1,739,600
		$2,023,260

Pharmaceuticals — 3.9%
American Pharmaceutical Partners, Inc. (1)	35,000	1,040,550
EPIX Pharmaceuticals, Inc. (1)	26,000	457,600
Ligand Pharmaceuticals, Inc., Class B (1)	39,000	436,800
Ono Pharmaceutical Co., Ltd.	33,800	1,778,861
		$3,713,811

Publishing — 3.9%
Promotora de Informaciones S.A. (Prisa)	96,000	$1,975,843
Trinity Mirror PLC	150,000	1,784,863
		$3,760,706

Semiconductor Equipment and Products — 3.9%
Leadis Technology, Inc. (1)	25,000	243,000
LSI Logic Corp. (1)	95,000	502,550
Nvidia Corp. (1)	156,000	2,984,280
		$3,729,830

Software — 0.6%
Salesforce.com, Inc. (1)	800	13,968
VERITAS Software Corp. (1)	26,000	569,400
		$583,368

Specialty Retail — 7.1%
CVS Corp.	26,000	1,179,620
Metoz Holdings, Ltd.	3,060,514	1,082,247
NBTY, Inc. (1)	7,000	182,420
Select Comfort Corp. (1)	30,000	584,700
Tesco PLC	368,000	2,119,799
Tweeter Home Entertainment Group, Inc. (1)	126,500	810,865
Walgreen Co.	22,000	839,960
		$6,799,611

Telecommunication Equipment — 0.7%
ECI Telecom, Ltd. (1)	81,000	672,300
		$672,300

Telecommunications - Services — 0.8%
America Movil S.A. de C.V. ADR	16,000	747,360
		$747,360

Transportation — 2.2%
BAA PLC	187,800	2,088,743
		$2,088,743

Utilities — 0.6%
NRG Energy, Inc. (1)	19,186	613,952
		$613,952

Total Common Stocks (identified cost $75,616,758)		$90,056,186

Warrants — 0.0%

Security	Shares	Value

Kingboard Chemical - Strike: 20 Expires: 12/31/06 (1)	49,200	$24,676
		$24,676

Total Warrants (identified cost $0)		$24,676

Commercial Paper — 1.8%

Security	Principal Amount (000’s omitted)	Value
Yorktown Captial, 2.02%, 12/2/04	$1,717	$1,716,904

Total Commercial Paper (at amortized cost, $1,716,904)		$1,716,904

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.06%, 12/1/04	$1,916	$1,916,000

Total Short-Term Investments (at amortized cost, $1,916,000)		$1,916,000

Total Investments — 98.0% (identified cost $79,249,662)		$93,713,766

Other Assets, Less Liabilities — 2.0%		$1,895,220

Net Assets — 100.0%		$95,608,986

ADR  -           American Depositary Receipt

(1)                                  Non-income producing security.

(2)                                  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	45.2%	$43,231,703
United Kingdom	12.7%	12,115,751
Japan	7.6%	7,312,073
France	4.5%	4,307,958
Canada	3.7%	3,524,276
Republic of Korea	3.5%	3,301,289
Hong Kong	3.1%	2,958,282
Israel	3.1%	2,938,941
Switzerland	2.1%	2,020,703
Germany	2.1%	2,005,620
Spain	2.1%	1,975,843
Netherlands	2.0%	1,883,057
Singapore	1.9%	1,847,155
Australia	1.9%	1,773,988
South Africa	1.1%	1,082,247
Mexico	0.8%	747,360
Cayman Islands	0.3%	264,960
Venezuela	0.2%	226,400
Philippines	0.2%	196,160

The Portfolio did not have any open financial instruments at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, are as follows:

Aggregate cost	$79,249,662
Gross unrealized appreciation	$16,026,483
Gross unrealized depreciation	(1,562,379)
Net unrealized appreciation	$14,464,104

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 19, 2005

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 19, 2005